NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (Quarterly Report [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012	May 31, 2012
Quarterly Report [Member]
FDIC Insured Amount	$ 250,000
Cash, Uninsured Amount	$ 159,000	$ 637,000
Convertible Preferred, Shares Outstanding	250,000
Shares Issued Upon Conversion	2,500,000		5,000,000